Right-of-use-assets - Summary of Breakdown of Right-of-use Assets Based on Geographical Location (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 42,825	€ 50,755	€ 49,013
United States of America [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	18,938	15,853
Italy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	9,249	11,977
Spain [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3,473	4,809
United Kingdom [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4,985	7,625
China [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,493	4,076
Other countries [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 3,687	€ 6,415